Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible preferred stock, par value.	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized	0	86,726,665	86,726,665
Convertible preferred stock, issued	0	21,444,251	21,444,251
Convertible preferred stock, outstanding	0	21,444,251	21,444,251
Convertible preferred stock, aggregate liquidation preference	$ 0	$ 115,404	$ 115,404
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized	500,000,000	135,000,000	135,000,000
Common stock, issued	32,994,080	5,083,616	5,027,249
Common stock, outstanding	32,994,080	5,083,616	5,027,249